Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000008885 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008885 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008885 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008885 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000008885 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000008885 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008885 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008885 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000008885 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000008885 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008885 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008885 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008885 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000008885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008885 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000008885 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000008885 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000008885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000008886 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008886 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008886 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008886 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000008886 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000008886 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008886 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008886 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000008886 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000008886 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008886 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008886 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008886 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000008886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008886 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000008886 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000008886 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000008886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000073278 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073278 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073278 [Member] | The Cooper Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073278 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073278 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073278 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073278 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073278 [Member] | Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073278 [Member] | Lazard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073278 [Member] | Lamb Weston Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073278 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073278 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000073278 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000073278 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000073278 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073278 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073278 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073278 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000073278 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000073278 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073278 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073278 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095456 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095456 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095456 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095456 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095456 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095456 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095456 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000095456 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095456 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000095456 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095456 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095456 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000173477 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173477 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173477 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173477 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173477 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173477 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173477 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173477 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173477 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000173477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000173477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000173477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000173477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000173477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173477 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173477 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000173477 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000173477 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173477 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173477 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000173477 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173477 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173477 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000173478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173478 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173478 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173478 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000173478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000173478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000173478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000173478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000173478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173478 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%